Capital management and fair values of financial instruments (Details - Capital requirement) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Capital management and fair values of financial instruments
Reference Equity (RE)	R$ 7,955,238	R$ 3,077,952	R$ 2,123,127
Reference Equity - Tier 1 (RE tier I)	7,955,238	3,077,952	2,123,127
Common equity Tier 1 (CET1)	7,955,238	3,077,952	2,123,127
Risk-Weighed Assets - RWA	17,953,263	9,643,109	5,388,262
RWA for Credit Risk by Standardized Approach - RWACPAD	16,198,394	8,064,303	4,102,332
RWA for Market Risk- RWAMPAD	323,581	476,759	565,751
RWA fpr Operational Risk By Standardized Approach - RWAOPAD	1,431,287	1,102,047	720,179
Capital Requirement
Minimum Main Capital Required for RWA	807,897	433,940	242,472
Minimum Required Reference Equity Level I for RWA	1,077,196	578,587	323,296
Minimum Required Reference Equity for RWA	1,436,261	771,449	431,061
Margin on Capital Requirements
Margin on Required Main Capital	7,147,341	2,644,013	1,880,655
Margin on Required Reference Equity Level I	R$ 6,878,042	R$ 2,499,366	R$ 1,799,831
Common equity tier 1 capital index (CET1/RWA)	44.30%	31.90%	39.40%
Tier 1 capital index (RED tierI / RWA)	44.30%	31.90%	39.40%
Basel index (RE / RWA)	44.30%	31.90%	39.40%